Note 8 - Leases - Undiscounted Future Lease Payments Under Operating Leases and Financial Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
2025, operating	$ 6,995
2025, financing	5,371
2026, operating	4,822
2026, financing	4,280
2027, operating	3,692
2027, financing	3,218
2028, operating	3,430
2028, financing	2,811
2029, operating	973
2029, financing	1,659
2030-2034, operating	2,003
2030-2034, financing	1,306
Total minimum payment required, operating	21,915
Total minimum payment required, financing	18,645
Less interest, operating	1,891
Less interest, financing	1,562
Present value of minimum lease payments, operating	20,024
Present value of minimum lease payments, financing	17,083
Amount due within one year, operating	6,266
Amount due within one year, financing	4,824
Long-term lease obligations, operating	13,758	$ 16,675
Long-term lease obligations, financing	$ 12,259	$ 17,293